Consolidated Statement Of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (106,780,000)	$ (51,661,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		3,718,000	2,032,000
Stock-based compensation		12,057,000	1,235,000
Services exchanged for common stock			28,000
Change in right-of-use asset		1,887,000	1,291,000
Interest expense on convertible debt		1,030,000	2,446,000
Amortization of debt issuance costs and debt discount		258,000	344,000
Change in fair value of warrant liability		48,440,000	6,000
Change in fair value of derivative liability		5,308,000
Gain on extinguishment of tranche right liability		(1,610,000)
Inventory obsolescence impairment		797,000	4,764,000
Write-off of property and equipment			555,000
Changes in operating assets and liabilities:
Accounts receivable		(1,390,000)	(425,000)
Inventory		(3,146,000)	(5,380,000)
Prepaid expenses and other assets		(1,442,000)	(538,000)
Accounts payable		144,000	2,109,000
Accrued and other liabilities		(417,000)	2,632,000
Operating lease liability		(971,000)	375,000
Net cash used in operating activities		(42,117,000)	(40,187,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(3,509,000)	(7,494,000)
Net cash used in investing activities		(3,509,000)	(7,494,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes			40,498,000
Proceeds from issuance of debt			10,000,000
Repayment of debt		(3,000,000)
Proceeds from exercise of stock options		1,337,000	7,000
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost of $265		41,526,000
Net cash provided by financing activities		39,863,000	50,505,000
Net increase (decrease) in cash, cash equivalents and restricted cash		(5,763,000)	2,824,000
Cash, cash equivalents and restricted cash at beginning of period		18,405,000	15,581,000
Cash - Beginning		16,848,000
Cash, cash equivalents and restricted cash at end of period	$ 12,642,000	12,642,000	18,405,000
Cash - Ending	11,362,000	11,362,000	16,848,000
SUPPLEMENTAL DISCLOSURES OF OPERATING ACTIVITIES:
Cash paid for interest		1,228,000	792,000
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING INFORMATION:
Property and equipment purchases included in accounts payable and accrued liabilities		232,000	825,000
Right-of-use assets obtained in exchange for operating lease liability		6,409,000	3,939,000
Issuance of common stock pursuant to the conversion of convertible notes and accrued interest		78,311,000
Conversion of redeemable convertible preferred stock to common stock		40,016,000
Deferred transaction costs not yet paid		3,373,000
Issuance of warrants per loan agreement amendment			53,000
Issuance of common stock on exercise of stock options with notes receivable from stockholders			$ 44,000
Reclassification of common stock on exercise of stock options with notes receivable from stockholders		44,000
Colonnade Acquisition Corp.
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(2,702,566)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(57,914)
Unrealized gain on marketable securities held in Trust Account	(3,140)
Changes in operating assets and liabilities:
Prepaid expenses	(314,138)
Accrued expenses	2,348,246
Net cash used in operating activities	(729,512)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment of cash in Trust Account	(200,000,000)
Net cash used in investing activities	(200,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid	196,000,000
Proceeds from sale of Private Placement Warrants	6,000,000
Proceeds from promissory note - related party	126,005
Repayment of promissory note - related party	(126,005)
Payment of offering costs	(572,531)
Net cash provided by financing activities	201,427,469
Net Change in Cash	697,957
Cash - Ending	697,957	$ 697,957
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	189,422,360
Change in value of Class A ordinary shares subject to possible redemption	(2,697,566)
Deferred underwriting fee payable	7,000,000
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	25,000
Offering costs included in accrued offering costs	$ 100